Equipment and Vehicles, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 127,339	$ 129,496
Less: accumulated depreciation	(74,297)	(59,275)
Property, plant and equipment, net	53,042	70,221
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	9,732	10,022
Electric Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	64,897	65,194
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 52,710	$ 54,280